Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Nov 27, 2012
Document Effective Date	Nov 28, 2012
Prospectus Date	Nov 28, 2012

Changing Parameters Fund
Changing Parameters Fund
Investment Objective:
The Fund's investment objective is total return.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Changing Parameters Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Changing Parameters Fund
Management Fees		1.50%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.28%
Acquired Fund Fees and Expenses	[1]	0.54%
Total Annual Fund Operating Expenses		2.32%
[1]	Acquired Fund Fees and Expenses, which are estimated amounts for the Fund's current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Changing Parameters Fund	235	724	1,240	2,656

Portfolio turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 366%  ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity and fixed income securities (which may include common stocks, bonds, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs"), futures contracts, options on futures contracts and U.S. Treasury instruments.  The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds).  The ETFs and other investment companies are referred to as “Underlying Funds” in this prospectus.

In general, the Fund’s investments in equity securities, futures contracts, options on futures contracts and bonds are intended to achieve the capital appreciation component, and the Fund’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Fund's total return objective.  The Fund typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Fund's allocation of its investments between the equity and fixed income market segments may vary without limitation.  The Fund may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Fund will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments.  The Fund will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to under perform.  The Fund sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Fund's portfolio.  The Fund covers (buys back) these securities when the adviser believes they have reached their target price or the adviser's proprietary investment models indicate that hedging is no longer needed.  The Fund’s adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return that approximates the return of the underlying U.S. government bond or stock index. This effect is referred to as “leverage.”  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Derivatives Risk.  Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Fund's performance.  Derivatives are also subject to credit risk and liquidity risk.

ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

·

Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

·

High-Yield Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

·

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, will magnify the Fund's gains or losses.

·

Management Risk.  The adviser's judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

·

Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

·

Short Sale Risk.  Positions in shorted securities are often speculative and riskier than "long" positions (purchases).  Unlike long positions, losses on short positions are potentially unlimited.

·

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2007	4.90%
Worst Quarter:	2nd Quarter 2010	(5.09)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2012, was 7.43%
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns		1 Year	5 Years	Since Inception		Inception Date
Changing Parameters Fund		(0.06%)	0.35%	0.87%	[1]	Oct 2, 2006
Changing Parameters Fund After Taxes on Distributions		(0.97%)	(0.41%)	0.09%	[1]
Changing Parameters Fund After Taxes on Distributions and Sale of Fund Shares		(0.04%)	(0.09%)	0.34%	[1]
Changing Parameters Fund Russell 2000 Index (reflects no deduction For fees, expenses or taxes	[2]	(4.18%)	0.15%	1.78%	[1]
Changing Parameters Fund NASDAQ 100 Index (reflects no deduction for fees, expenses or taxes	[2]	2.70%	5.33%	6.28%	[1]
Changing Parameters Fund Barclays Capital Long Treasury Index (reflects no deduction for fees, expenses or taxes	[2]	29.93%	11.00%	10.55%	[1]
[1]	The inception date of the Fund is October 2, 2006.
[2]	The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market ("NASDAQ"). The Barclay's Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark. Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Unlike the Portfolio's returns, however, the indexes do not reflect any fees or expenses.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Changing Parameters Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 366%  ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	366.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated amounts for the Fund's current fiscal year, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity and fixed income securities (which may include common stocks, bonds, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs"), futures contracts, options on futures contracts and U.S. Treasury instruments.  The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds).  The ETFs and other investment companies are referred to as “Underlying Funds” in this prospectus.

In general, the Fund’s investments in equity securities, futures contracts, options on futures contracts and bonds are intended to achieve the capital appreciation component, and the Fund’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Fund's total return objective.  The Fund typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Fund's allocation of its investments between the equity and fixed income market segments may vary without limitation.  The Fund may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Fund will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments.  The Fund will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to under perform.  The Fund sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Fund's portfolio.  The Fund covers (buys back) these securities when the adviser believes they have reached their target price or the adviser's proprietary investment models indicate that hedging is no longer needed.  The Fund’s adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return that approximates the return of the underlying U.S. government bond or stock index. This effect is referred to as “leverage.”  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Derivatives Risk.  Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Fund's performance.  Derivatives are also subject to credit risk and liquidity risk.

ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

·

Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

·

High-Yield Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

·

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, will magnify the Fund's gains or losses.

·

Management Risk.  The adviser's judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

·

Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

·

Short Sale Risk.  Positions in shorted securities are often speculative and riskier than "long" positions (purchases).  Unlike long positions, losses on short positions are potentially unlimited.

·

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market ("NASDAQ"). The Barclay's Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-618-3456
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2007	4.90%
Worst Quarter:	2nd Quarter 2010	(5.09)%
		The year-to-date return as of the most recent calendar quarter, which ended September 30, 2012, was 7.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended September 30, 2012, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.09%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Portfolio's returns, however, the indexes do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
Russell 2000 Index (reflects no deduction For fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.15%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%	[1],[2]
NASDAQ 100 Index (reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.70%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.33%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%	[1],[2]
Barclays Capital Long Treasury Index (reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.93%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.55%	[1],[2]
Changing Parameters Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	235
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,240
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,656
Annual Return 2007	rr_AnnualReturn2007	5.19%
Annual Return 2008	rr_AnnualReturn2008	(2.77%)
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	(0.73%)
Annual Return 2011	rr_AnnualReturn2011	(0.06%)
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
5 Years	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2006
Changing Parameters Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%	[2]
Changing Parameters Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%	[2]

[1]	The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market ("NASDAQ"). The Barclay's Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark. Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Unlike the Portfolio's returns, however, the indexes do not reflect any fees or expenses.
[2]	The inception date of the Fund is October 2, 2006.
[3]	Acquired Fund Fees and Expenses, which are estimated amounts for the Fund's current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

GMG Defensive Beta Fund
GMG Defensive Beta Fund
Investment Objective:
The Fund seeks to provide long-term capital appreciation with less volatility than broader equity markets.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	GMG Defensive Beta Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee(as a percentage of amount redeemed within 15 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		GMG Defensive Beta Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.99%
Acquired Fund Fees and Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		2.40%
Fee Waiver	[2]	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver		1.65%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 30, 2013 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1. 49% of the Fund's net assets. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GMG Defensive Beta Fund	168	677	1,213	2,679

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund's adviser, Montebello Partners, LLC, seeks to achieve long-term capital appreciation with less volatility than the broader equity markets by investing long or short across a broad array of traditional and alternative asset classes of U.S. and foreign issuers using its proprietary "Alpha" and "Beta" strategies.  Traditional asset classes include: (i) equity securities of any market capitalization; (ii) fixed income securities, including exchange-traded notes, of any maturity and any credit quality such as high-yield or junk bonds; (iii) other investment companies including mutual funds, closed-end funds and exchange-traded funds ("Underlying Funds"); and (iv) cash equivalents.  Alternative asset classes include: (i) derivative instruments, (ii) commodities, (iii) foreign assets including foreign currencies, (iv) real estate-related securities and (v) private equity.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”), which has the same investment objective as the Fund.  The Subsidiary will invest primarily (long and short) in commodity and financial futures, option and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

The adviser's investment approach includes two primary components. The Beta strategy is the Fund's core strategy while the Alpha strategy serves to complement the Beta strategy.

Alpha Strategy.  The adviser’s Alpha strategy seeks to identify investments that have expected returns that are not correlated with the equity or fixed income markets as a whole.  To reduce correlation to the equity or fixed income market, this strategy may use hedging techniques such as short selling or short positions in derivative instruments to reduce market risk.

Beta Strategy.  The adviser’s Beta strategy seeks to identify investments that the adviser believes will produce superior returns compared to the equity or fixed income markets as a whole.  Investments in this strategy are expected to have returns that are correlated to the equity or fixed income markets as a whole.

The adviser will take long positions in securities and instruments that it believes are undervalued relative to competing investments and will sell short or take short positions in securities and instruments it believes are overvalued.  The adviser will sell long positions and cover (buy back) short positions when it believes these securities and instruments have reached their target price or more compelling investments are available.  The Fund is defensive in that it is expected to have rates of return that are less volatile than, or less than perfectly correlated to, the equity or fixed income markets as a whole.

The Fund will use leverage to enhance returns.  The amount of leverage will be a function of the adviser's ability to identify attractive investments and its assessment of the overall investment environment.  The Fund may borrow an amount up to one-third of its assets for investment purposes.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

·

Commodities Risk.  The value of the commodity-linked investments may be affected by factors affecting the value of the commodity-specific industry, such as weather, disease, embargoes, or political and regulatory developments in addition to overall market movements.

·

ETFs and Other Investment Companies Risk.  The Fund may invest in exchange traded funds ("ETFs") and other investment companies.  As a result, your cost of investing in the Fund will be higher because you will indirectly bear fees and expenses charged by the underlying funds.

·

Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

·

Foreign Risk.  The Fund could be subject to greater risks because the Fund’s performance may depend on factors other than the performance of securities of U.S. issuers including unfavorable changes in currency exchange rates.

·

Hedging and Derivative Risk.  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options on futures, swaps which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

·

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities will magnify the Fund's gains or losses.

Management Risk.  The adviser's judgments about the potential appreciation of particular security or instrument in which the Fund invests or sells short may prove to be incorrect.

·

Private Equity Risk.  Equities issued as privately placed securities may be subject to risks similar to those faced by small-cap issuers and by liquidity risks.

·

Real Estate Related Risk.  An investment in real estate-related securities such as Real Estate Investment Trusts (“REITs”) may be subject to the risk of changes in economic conditions, interest rates, property values, property tax increases and overbuilding.

·

Sector Risk.  The Fund's investments in a sector bear the risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.

·

Short Selling Risk.  The Fund may engage in short selling activities, which are more risky than "long" positions (purchases) because the cost of the replacement security or instrument is unknown.

·

Small-Cap and Mid-Cap Risk.  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

·

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Wholly-Owned Subsidiary Risk.  The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and will not have all of the investor protections of the 1940 Act.  Your cost of investing in the Fund will be higher because you will indirectly bear fees and expenses incurred by the Subsidiary.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-464-3111.

Performance Bar Chart For Calendar Years Ended December 31,

The Fund’s year-to-date return as of the most recent calendar quarter, which ended September 30, 2012 was 12.13%

Best Quarter:	3rd Quarter 2010	9.77%
Worst Quarter:	3rd Quarter 2011	(13.71)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns		1 Year	Since Inception	Inception Date
GMG Defensive Beta Fund		(4.57%)	2.06%	Sep 1, 2009
GMG Defensive Beta Fund After Taxes on Distributions		(4.85%)	1.94%
GMG Defensive Beta Fund After Taxes on Distributions and Sale of Fund Shares		(2.94%)	1.69%
GMG Defensive Beta Fund S&P 500�� Index (1) (reflects no deduction for fees, expenses or taxes	[1]	2.11%	12.70%
[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMG Defensive Beta Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation with less volatility than broader equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser, Montebello Partners, LLC, seeks to achieve long-term capital appreciation with less volatility than the broader equity markets by investing long or short across a broad array of traditional and alternative asset classes of U.S. and foreign issuers using its proprietary "Alpha" and "Beta" strategies.  Traditional asset classes include: (i) equity securities of any market capitalization; (ii) fixed income securities, including exchange-traded notes, of any maturity and any credit quality such as high-yield or junk bonds; (iii) other investment companies including mutual funds, closed-end funds and exchange-traded funds ("Underlying Funds"); and (iv) cash equivalents.  Alternative asset classes include: (i) derivative instruments, (ii) commodities, (iii) foreign assets including foreign currencies, (iv) real estate-related securities and (v) private equity.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”), which has the same investment objective as the Fund.  The Subsidiary will invest primarily (long and short) in commodity and financial futures, option and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

The adviser's investment approach includes two primary components. The Beta strategy is the Fund's core strategy while the Alpha strategy serves to complement the Beta strategy.

Alpha Strategy.  The adviser’s Alpha strategy seeks to identify investments that have expected returns that are not correlated with the equity or fixed income markets as a whole.  To reduce correlation to the equity or fixed income market, this strategy may use hedging techniques such as short selling or short positions in derivative instruments to reduce market risk.

Beta Strategy.  The adviser’s Beta strategy seeks to identify investments that the adviser believes will produce superior returns compared to the equity or fixed income markets as a whole.  Investments in this strategy are expected to have returns that are correlated to the equity or fixed income markets as a whole.

The adviser will take long positions in securities and instruments that it believes are undervalued relative to competing investments and will sell short or take short positions in securities and instruments it believes are overvalued.  The adviser will sell long positions and cover (buy back) short positions when it believes these securities and instruments have reached their target price or more compelling investments are available.  The Fund is defensive in that it is expected to have rates of return that are less volatile than, or less than perfectly correlated to, the equity or fixed income markets as a whole.

The Fund will use leverage to enhance returns.  The amount of leverage will be a function of the adviser's ability to identify attractive investments and its assessment of the overall investment environment.  The Fund may borrow an amount up to one-third of its assets for investment purposes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

·

Commodities Risk.  The value of the commodity-linked investments may be affected by factors affecting the value of the commodity-specific industry, such as weather, disease, embargoes, or political and regulatory developments in addition to overall market movements.

·

ETFs and Other Investment Companies Risk.  The Fund may invest in exchange traded funds ("ETFs") and other investment companies.  As a result, your cost of investing in the Fund will be higher because you will indirectly bear fees and expenses charged by the underlying funds.

·

Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

·

Foreign Risk.  The Fund could be subject to greater risks because the Fund’s performance may depend on factors other than the performance of securities of U.S. issuers including unfavorable changes in currency exchange rates.

·

Hedging and Derivative Risk.  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options on futures, swaps which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

·

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities will magnify the Fund's gains or losses.

Management Risk.  The adviser's judgments about the potential appreciation of particular security or instrument in which the Fund invests or sells short may prove to be incorrect.

·

Private Equity Risk.  Equities issued as privately placed securities may be subject to risks similar to those faced by small-cap issuers and by liquidity risks.

·

Real Estate Related Risk.  An investment in real estate-related securities such as Real Estate Investment Trusts (“REITs”) may be subject to the risk of changes in economic conditions, interest rates, property values, property tax increases and overbuilding.

·

Sector Risk.  The Fund's investments in a sector bear the risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.

·

Short Selling Risk.  The Fund may engage in short selling activities, which are more risky than "long" positions (purchases) because the cost of the replacement security or instrument is unknown.

·

Small-Cap and Mid-Cap Risk.  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

·

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Wholly-Owned Subsidiary Risk.  The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and will not have all of the investor protections of the 1940 Act.  Your cost of investing in the Fund will be higher because you will indirectly bear fees and expenses incurred by the Subsidiary.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-464-3111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-464-3111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return as of the most recent calendar quarter, which ended September 30, 2012 was 12.13%

Best Quarter:	3rd Quarter 2010	9.77%
Worst Quarter:	3rd Quarter 2011	(13.71)%

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.71%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
S&P 500�� Index (1) (reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%	[1]
GMG Defensive Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	677
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,679
Annual Return 2010	rr_AnnualReturn2010	8.92%
Annual Return 2011	rr_AnnualReturn2011	(4.57%)
1 Year	rr_AverageAnnualReturnYear01	(4.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2009
GMG Defensive Beta Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
GMG Defensive Beta Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%

[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 30, 2013 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1. 49% of the Fund's net assets. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Wade Tactical L/S Fund
Wade Tactical L/S Fund
Investment Objective:
The investment objective of the Fund is to seek long-term total return, with added emphasis on the protection of capital during unfavorable market conditions
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 50,000  ~~in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wade Tactical L/S Fund	Wade Tactical L/S Fund - Investor Class	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of redemption proceeds if redeemed within 18 months of purchase)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Wade Tactical L/S Fund		Wade Tactical L/S Fund - Investor Class	Class A Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.46%	0.46%
Acquired Funds Fees and Expenses	[2]	0.48%	0.48%
Total Annual Fund Operating Expenses		2.19%	1.94%
[1]	Other expenses are estimated for the current fiscal year for Class A shares.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Wade Tactical L/S Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	784	1,221	1,682	2,954
Wade Tactical L/S Fund - Investor Class	197	609	1,047	2,264

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective through investments in other investment companies (including exchange traded funds), equity securities and fixed income securities.  The securities are selected using the Adviser's Contrarian Value ("ConValÒ") investment approach, which varies the overall asset allocation of the Fund's portfolio.  When indicated by the ConValÒasset allocation process, the Adviser adjusts the allocations to different asset classes, sectors, issuers and individual securities as is deemed advantageous for Fund shareholders in an attempt to maximize returns and lessen risk.  The Fund may invest in inverse ETFs and long or short positions in equity securities.    ~~The Fund will adjust allocations to different sectors, asset classes, etc. according to the Adviser’s view on which securities may provide the most attractive risk-adjusted returns over the near-term (6-12 months) and the long-term.  The Fund’s inverse ETFs or short positions would be designed to profit from a decline in a sector that the Adviser deems to be overvalued or to hedge a corresponding long position in the Fund.~~

~~The investment manager expects to intentionally increase the stock market exposure of the Fund in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund in environments where the expected return from market risk is believed to be unfavorable.  The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable.~~

~~To maintain economic diversification, the Fund will, under normal circumstances, have broad-based exposure to world wide (1) equity and (2) fixed-income markets including U.S., foreign developed, and foreign emerging markets.  The Fund is expected to be well diversified by sector, industry, and geography and will not have any specific policies to focus on any industry, country or sector.~~

~~Under normal circumstances, the Adviser intends to execute its ConValÒ investment approach by investing Fund assets in the following security types:~~

~~Security Type~~	~~Anticipated Allocation Range~~
~~Other Investment Companies~~	~~0-70%~~
~~Short / Inverse/ Hedging Positions~~	~~5-50%~~
~~Common Stocks~~	~~0-70%~~
~~Hybrid Preferred Securities~~	~~0-15%~~
~~Fixed Income Securities~~	~~0-15%~~
~~Cash~~	~~0-10%~~
~~Preferred Stocks~~	~~0-5%~~
~~Publicly Traded Partnerships and Royalty Trusts~~	~~0-5%~~

~~Investment Process~~

~~The Adviser identifies potential investment opportunities by looking for securities that have underperformed a peer group, either recently or over a long period of time.  The Adviser will investigate the reasons behind the underperformance and seek to determine whether, in the opinion of the Adviser, it is justified.  The Adviser will review various research reports to identify any recommendations for or against the security.  If the weight of the evidence supports the purchase of the security, the Adviser will determine a prudent weighting for the security in the Fund.  The security will be monitored regularly for price movement.  The security will be sold when, in the Adviser's opinion, the risk of continuing to own the security outweighs the potential reward.~~

~~The ConValÒ process results in a preference to invest in securities that are out of favor with and/or go unnoticed by most investors, and are, therefore, potentially undervalued. The ConValÒ process plays a major role in the selection of other investment companies and in the top down approach regarding the tactical decisions the Fund can make in regards to over- or under-weighting a given asset class and the equity/fixed income mix of the Fund as a whole.~~

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.

·

Market Risks:  The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in equity securities, equity-linked securities and Underlying Funds that invest in equity securities, which are more volatile and carry more risk than some other forms of investment. These events will also impact the value of Underlying Funds in which the Fund may invest.

·

Management Style Risks:  The ability of the Fund to meet its investment objective is directly related to WFG's allocation of the Fund’s assets using the ConValÒ investment approach. WFG's objective judgments, based on its investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that WFG’s investment strategy will produce the desired results.

·

Risks Associated with Investing in ETFs and Other Investment Companies:  The Fund invests in ETFs and other investment companies. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Additional risks of investing in Underlying Funds are described below.

·

Underlying Fund Strategies:  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

·

Tracking Risks:  ETFs and other Underlying Funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

·

Risks Related to ETF Net Asset Value and Market Price:  The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

·

Hedging Risk: Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

·

Foreign Exposure Risks:  Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

·

Emerging Markets Risks: In addition to the risks generally associated with indirect investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

Temporary Defensive Investment s : During periods of adverse market or economic conditions, the Fund may temporarily invest a substantial portion of its assets in high quality, fixed income securities, money market instruments and shares of money market mutual funds, or it may hold cash.  The Fund will not be pursuing its normal investment policies in these circumstances.  The Fund may also hold these investments for liquidity purposes.

·

Portfolio Turnover Risks:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  The Underlying Funds in which the Fund invests may be subject to higher portfolio turnover.

Issuer-Specific Risks:  The value of a specific security or an Underlying Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Fixed Income Risks: When the Fund invests in Underlying Funds that own fixed income securities, or in fixed income securities directly, the value of your investment in the Fund will fluctuate with changes in interest rates.  In addition, Underlying Funds may invest in lower quality fixed income securities which are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

·

Preferred and Hybrid Preferred Stock Risks: Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment.

·

Sector Risks: Another area of risk involves the potential focus of the Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The sectors in which the Fund may invest, directly or indirectly, will vary.

·

Alternative Assets Risks: The Fund may purchase Underlying Funds that invest in the “alternative asset” market segment and these investments may be more volatile than other Fund investments.  The risks and volatility of commodity ETFs and mutual funds are linked to the economic and other risks that are specific to the commodity in which the ETF invests.  Real Estate Investment Trusts ("REITs") are subject to the risks inherent in real estate investing, such as property value fluctuations.

·

Equity Risks:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Short Selling and Short Position Risk:  The Fund will engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with long only stock funds.  Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivatives is unknown.  Therefore, the potential loss on an uncovered short is unlimited, whereas, the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

·

Derivatives Risk:  The use of futures and options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk.  Long options positions may expire worthless.

·

Leverage Risk:  The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Performance:

The bar chart and performance table below show the variability of the Fund’s Investor Class returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Investor Class over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-950-6WFG.

Performance Bar Chart For Calendar Years Ended December 31

The Fund's return from January 1, 2012 to September 30, 2012 was 3.13%.

Best Quarter:	6/30/2009	15.24%
Worst Quarter:	3/31/2009	(8.83)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Wade Tactical L/S Fund		1 Year	Since Inception	Inception Date
Wade Tactical L/S Fund - Investor Class		(2.52%)	9.00%	Dec 2, 2008
Wade Tactical L/S Fund - Investor Class After Taxes on Distributions		(5.31%)	7.56%
Wade Tactical L/S Fund - Investor Class After Taxes on Distributions and Sale of Fund Shares		0.05%	7.21%
S&P 500�� Index(1)	[1]	2.11%	16.14%
Lipper Long/Short Equity Funds Index(2)	[2]	(2.00%)	8.50%
[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	The Lipper Long/Short Equity Funds Index is based on the total returns of funds within the index. It is not possible to invest directly in an index. The Lipper Long/Short Equity Funds Index has been selected because the Adviser believes it is more appropriate benchmark for the Fund's strategy which was previously updated, along with the Fund name change, effective December 1, 2011.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wade Tactical L/S Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term total return, with added emphasis on the protection of capital during unfavorable market conditions
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 50,000  ~~in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through investments in other investment companies (including exchange traded funds), equity securities and fixed income securities.  The securities are selected using the Adviser's Contrarian Value ("ConValÒ") investment approach, which varies the overall asset allocation of the Fund's portfolio.  When indicated by the ConValÒasset allocation process, the Adviser adjusts the allocations to different asset classes, sectors, issuers and individual securities as is deemed advantageous for Fund shareholders in an attempt to maximize returns and lessen risk.  The Fund may invest in inverse ETFs and long or short positions in equity securities.    ~~The Fund will adjust allocations to different sectors, asset classes, etc. according to the Adviser’s view on which securities may provide the most attractive risk-adjusted returns over the near-term (6-12 months) and the long-term.  The Fund’s inverse ETFs or short positions would be designed to profit from a decline in a sector that the Adviser deems to be overvalued or to hedge a corresponding long position in the Fund.~~

~~The investment manager expects to intentionally increase the stock market exposure of the Fund in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund in environments where the expected return from market risk is believed to be unfavorable.  The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable.~~

~~To maintain economic diversification, the Fund will, under normal circumstances, have broad-based exposure to world wide (1) equity and (2) fixed-income markets including U.S., foreign developed, and foreign emerging markets.  The Fund is expected to be well diversified by sector, industry, and geography and will not have any specific policies to focus on any industry, country or sector.~~

~~Under normal circumstances, the Adviser intends to execute its ConValÒ investment approach by investing Fund assets in the following security types:~~

~~Security Type~~	~~Anticipated Allocation Range~~
~~Other Investment Companies~~	~~0-70%~~
~~Short / Inverse/ Hedging Positions~~	~~5-50%~~
~~Common Stocks~~	~~0-70%~~
~~Hybrid Preferred Securities~~	~~0-15%~~
~~Fixed Income Securities~~	~~0-15%~~
~~Cash~~	~~0-10%~~
~~Preferred Stocks~~	~~0-5%~~
~~Publicly Traded Partnerships and Royalty Trusts~~	~~0-5%~~

~~Investment Process~~

~~The Adviser identifies potential investment opportunities by looking for securities that have underperformed a peer group, either recently or over a long period of time.  The Adviser will investigate the reasons behind the underperformance and seek to determine whether, in the opinion of the Adviser, it is justified.  The Adviser will review various research reports to identify any recommendations for or against the security.  If the weight of the evidence supports the purchase of the security, the Adviser will determine a prudent weighting for the security in the Fund.  The security will be monitored regularly for price movement.  The security will be sold when, in the Adviser's opinion, the risk of continuing to own the security outweighs the potential reward.~~

~~The ConValÒ process results in a preference to invest in securities that are out of favor with and/or go unnoticed by most investors, and are, therefore, potentially undervalued. The ConValÒ process plays a major role in the selection of other investment companies and in the top down approach regarding the tactical decisions the Fund can make in regards to over- or under-weighting a given asset class and the equity/fixed income mix of the Fund as a whole.~~

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.

·

Market Risks:  The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in equity securities, equity-linked securities and Underlying Funds that invest in equity securities, which are more volatile and carry more risk than some other forms of investment. These events will also impact the value of Underlying Funds in which the Fund may invest.

·

Management Style Risks:  The ability of the Fund to meet its investment objective is directly related to WFG's allocation of the Fund’s assets using the ConValÒ investment approach. WFG's objective judgments, based on its investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that WFG’s investment strategy will produce the desired results.

·

Risks Associated with Investing in ETFs and Other Investment Companies:  The Fund invests in ETFs and other investment companies. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Additional risks of investing in Underlying Funds are described below.

·

Underlying Fund Strategies:  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

·

Tracking Risks:  ETFs and other Underlying Funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

·

Risks Related to ETF Net Asset Value and Market Price:  The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

·

Hedging Risk: Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

·

Foreign Exposure Risks:  Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

·

Emerging Markets Risks: In addition to the risks generally associated with indirect investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

Temporary Defensive Investment s : During periods of adverse market or economic conditions, the Fund may temporarily invest a substantial portion of its assets in high quality, fixed income securities, money market instruments and shares of money market mutual funds, or it may hold cash.  The Fund will not be pursuing its normal investment policies in these circumstances.  The Fund may also hold these investments for liquidity purposes.

·

Portfolio Turnover Risks:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  The Underlying Funds in which the Fund invests may be subject to higher portfolio turnover.

Issuer-Specific Risks:  The value of a specific security or an Underlying Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Fixed Income Risks: When the Fund invests in Underlying Funds that own fixed income securities, or in fixed income securities directly, the value of your investment in the Fund will fluctuate with changes in interest rates.  In addition, Underlying Funds may invest in lower quality fixed income securities which are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

·

Preferred and Hybrid Preferred Stock Risks: Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment.

·

Sector Risks: Another area of risk involves the potential focus of the Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The sectors in which the Fund may invest, directly or indirectly, will vary.

·

Alternative Assets Risks: The Fund may purchase Underlying Funds that invest in the “alternative asset” market segment and these investments may be more volatile than other Fund investments.  The risks and volatility of commodity ETFs and mutual funds are linked to the economic and other risks that are specific to the commodity in which the ETF invests.  Real Estate Investment Trusts ("REITs") are subject to the risks inherent in real estate investing, such as property value fluctuations.

·

Equity Risks:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Short Selling and Short Position Risk:  The Fund will engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with long only stock funds.  Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivatives is unknown.  Therefore, the potential loss on an uncovered short is unlimited, whereas, the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

·

Derivatives Risk:  The use of futures and options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk.  Long options positions may expire worthless.

·

Leverage Risk:  The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s Investor Class returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Investor Class over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-950-6WFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's Investor Class returns, which is some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Long/Short Equity Funds Index has been selected because the Adviser believes it is more appropriate benchmark for the Fund's strategy which was previously updated, along with the Fund name change, effective December 1, 2011.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-950-6WFG
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's return from January 1, 2012 to September 30, 2012 was 3.13%.

Best Quarter:	6/30/2009	15.24%
Worst Quarter:	3/31/2009	(8.83)%

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return from January 1, 2012 to September 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.83%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
S&P 500�� Index(1)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	16.14%	[1]
Lipper Long/Short Equity Funds Index(2)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.00%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%	[2]
Wade Tactical L/S Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Annual Return 2009	rr_AnnualReturn2009	15.90%
Annual Return 2010	rr_AnnualReturn2010	8.18%
Annual Return 2011	rr_AnnualReturn2011	(2.52%)
1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2008
Wade Tactical L/S Fund - Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Wade Tactical L/S Fund - Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year for Class A shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	784
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,682
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,954

[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	The Lipper Long/Short Equity Funds Index is based on the total returns of funds within the index. It is not possible to invest directly in an index. The Lipper Long/Short Equity Funds Index has been selected because the Adviser believes it is more appropriate benchmark for the Fund's strategy which was previously updated, along with the Fund name change, effective December 1, 2011.
[3]	Other expenses are estimated for the current fiscal year for Class A shares.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2012